Capital structure and financing - C.7.3. Equity investments (Details) $ / shares in Units, $ in Millions			1 Months Ended	12 Months Ended
	Oct. 17, 2019 USD ($)	Mar. 31, 2019 USD ($)	Jan. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 £ / shares	Oct. 31, 2019 USD ($)	Oct. 31, 2019 £ / shares	Oct. 17, 2019 £ / shares	Apr. 11, 2019 $ / shares
Disclosure of fair value measurement of assets [line items]
Investments accounted for using equity method				$ 371	$ 0
Equity Investment In Jumia
Disclosure of fair value measurement of assets [line items]
Net dilution gain (loss)			$ 7
Offer price per share (usd per share) | $ / shares											$ 14.5
Gain on investment		$ 30
Percentage ownership held by non-controlling interest		6.31%
Closing price (in dollars per share) | $ / shares				$ 6.73
Investments accounted for using equity method				$ 32	0
Change in fair value in investment				$ (38)	0	$ 0
Equity Investment In HTA
Disclosure of fair value measurement of assets [line items]
Net dilution gain (loss)	$ (3)
Offer price per share (usd per share) | £ / shares									£ 1.15	£ 1.15
Gain on investment	208
Percentage ownership held by non-controlling interest				16.20%
Closing price (in dollars per share) | £ / shares							£ 1.58
Investments accounted for using equity method	$ 292			$ 338	0
Change in fair value in investment				$ 312	$ 0	$ 0
Enterprise value								$ 2,000
Market capitalization								$ 1,450
IPO option rights (as a percentage)	4.00%
Disposal of proportion of ownership interest (as a percentage)	20.00%
Gross proceeds from disposal	$ 57
Net proceeds from disposal	25
Share in tax escrow	30
Loss on disposal	$ 32